DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE - Assets and Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	€ 178	€ 166	€ 156	€ 147
Trade receivables and other	765	539
Inventories	1,149	1,320
Property, plant and equipment	1,993	2,017
Deferred tax assets	238	271
Total assets of disposal group classified as held for sale	45	14
Trade payables and other	1,461	1,467
Pension and other post-employment benefit obligations	393	403
Total liabilities of disposal group classified as held for sale	13	10
Disposal groups classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	2	1
Trade receivables and other	20	6
Inventories	9	5
Property, plant and equipment	14	0
Deferred tax assets	0	2
Total assets of disposal group classified as held for sale	45	14
Trade payables and other	9	8
Pension and other post-employment benefit obligations	4	2
Total liabilities of disposal group classified as held for sale	€ 13	€ 10